BUSINESS COMBINATION (Summary of Unaudited Pro forma Information) (Details) € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 CNY (¥)
Qufan [Member]
Business combination [Line Items]
Pro forma total revenues		$ 3,943		¥ 27,379		¥ 99,921
Pro forma net income (loss)		(31,306)		(217,359)		(333,814)
Pro forma net income (loss) attributable to 500.com Limited		(30,235)		(209,921)		¥ (328,795)
Multi Group [Member]
Business combination [Line Items]
Pro forma total revenues	¥ 93,334	14,345	€ 12,188	76,893	€ 11,686
Pro forma net income (loss)	(12,360)	(1,900)	(1,614)	16,576	2,519
Pro forma net income (loss) attributable to 500.com Limited	¥ (11,495)	$ (1,767)	€ (1,501)	¥ 15,416	€ 2,343